Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments And Contingencies [Abstract]
Summary of Undiscounted Liabilities and Future Operating Commitments

A summary of undiscounted liabilities and future operating commitments at December 31, 2017, are as follows:

	Total	Within 1 year	2 - 5 years	Greater than 5 years
Maturity analysis of financial liabilities
Trade payables and accrued liabilities	$24,796	$24,796	$-	$-
	24,796	24,796	-	-
Commitments
Future operating commitments (1) (2)	265,629	63,778	201,851	-
Provision for site reclamation and closure (3)	5,337	-	-	5,337
Other provisions (4)	1,584	-	-	1,584
	272,550	63,778	201,851	6,921
Total financial liabilities and commitments	$297,346	$88,574	$201,851	$6,921

(1)

The future operating commitments of the Company are mainly due to the mining contract with Peal de Mexico, S.A. de C.V. (“Peal”). A four-year contract with Peal was signed effective December 21, 2017. The contract covers substantially all mining services at a fixed cost per tonne of material mined. The Peal commitment is based on the expected tonnage from 2018 to 2021. Operating commitments also include a guarantee provided by the Company for the office premises at its corporate office.

(2)

Contractual commitments are defined as agreements that are enforceable and legally binding. Certain of the contractual commitments may contain cancellation clauses; the Company discloses the contractual operating commitments based on management's intent to fulfil the contracts.

(3)	Provision for site reclamation and closure represents the undiscounted amount of the estimated cash flows required to settle the retirement obligations of the San Francisco Mine.
(4)

Other provisions represent the undiscounted amount of the demobilization costs related to the Peal contract, whereby the Company is responsible for demobilization costs payable one month prior to the end of the mining contract. This obligation has been recorded at an annualized discount rate of 2.3%, reflecting the implied interest rate, and calculated according to the formula stipulated in the contract. At December 31, 2017, this obligation was determined to be $1,380.